Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Suppliers	$ 22,170	$ 9,147
Accrued interest	5,739	9,202
Accrued short-term employee benefits	9,728	2,430
Other accrued expenses	42	1,508
Accrued expenses	41,452	22,972
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party expenses	3,773	685
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	1,361	0
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	302	398
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	874	0
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	794	0
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	229	0
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party expenses	$ 213	$ 287